COMMITMENTS AND CONTINGENCY (Schedule of Minimum Rental Payments in Operating Leases) (Details) (USD $)	Dec. 31, 2014
Minimum rental payments under certain operating leases, relating to the rental of office premises
2015	$ 1,611,000
2016	1,047,000
2017	553,000
2018	249,000
2019	14,000
2020 and thereafter	4,000
Total	$ 3,478,000